SUBSEQUENT EVENTS (Details) - Subsequent Event $ in Thousands	Feb. 22, 2023 USD ($)
Subsequent Event [Line Items]
Restructuring and Related Cost, Number of Positions Eliminated	370
Restructuring and Related Cost, Number of Positions Eliminated, Period Percent	7.00%
Minimum
Subsequent Event [Line Items]
Restructuring and Related Cost, Expected Cost	$ 20,000
Maximum
Subsequent Event [Line Items]
Restructuring and Related Cost, Expected Cost	$ 30,000